                                    June 30, 1997



                                      SEMIANNUAL
                                        REPORT
                                  MONEY MARKET FUNDS
                                    NO-LOAD CLASS

                                      ----------

                   SAFECO Money Market Fund. . . . . . . .2
                   SAFECO Tax-Free Money Market Fund . . .6





                                        [LOGO]

                             REPORT FROM THE FUND MANAGER
                               SAFECO MONEY MARKET FUND
                                    JUNE 30, 1997
--------------------------------------------------------------------------------

                                       [PHOTO]

                                     NAOMI URATA

    In the twelve-month period ended June 30, 1997, the SAFECO Money Market Fund's total return was 4.85%. The seven-day current yield declined from 4.71% to a low of 4.62% on March 10, then rose to 5.01% by the end of June. The average money fund seven-day yield as reported by IBC/Donoghue was 4.97% on July
1. The Consumer Price Index, a broad inflation measure, rose 2.30% for the twelve months ending June 30, 1997.

    Ninety-day commercial paper rates started the year at 5.47% and traded in that range until mid-March, when they rose in anticipation of a rate hike by the Federal Reserve. The Fed raised the Federal Funds rate on March 25 by 25 basis points to 5.50%. Commercial paper rates ended the quarter at 5.63%. Thirty- to sixty-day rates rose to nearly equal one-year rates. Rates are unusually flat as the market sees very little risk of inflation and very steady rates going forward.

    I extended the seven-day weighted average maturity of the Fund from 36 days to 54 days by

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION                NO-LOAD CLASS

            Average Weekly Yield for Six-Month Period Ended June 30, 1997
            -------------------------------------------------------------



Money Market Mutual Fund


            MMKT Class 1        Donoghue
           ------------------------------
  12/31             4.71          4.82
  01/07             4.71          4.81
  01/14             4.69          4.76
  01/21             4.69          4.76
  01/28             4.67          4.77
  02/04             4.69          4.78
  02/11             4.66          4.75
  02/18             4.66          4.74
  02/25             4.67          4.73
  03/04             4.69          4.75
  03/11             4.62          4.72
  03/18             4.65          4.73
  03/25             4.64          4.74
  04/01             4.74          4.82
  04/08             4.76          4.82
  04/15             4.79          4.84
  04/22             4.85          4.86
  04/29             4.91          4.89
  05/06             4.87          4.90
  05/13             4.93          4.90
  05/20             4.91          4.91
  05/27             4.92          4.92
  06/03             4.96          4.94
  06/10             4.93          4.93
  06/17             4.99          4.95
  06/24             4.99          4.95
  07/01             5.02          4.97

Weighted Average Maturity                   54 days days
Average Annual Return (1 Year)         4.85%

                                       [GRAPH]


                       YIELDS ARE HISTORICAL AND NOT PREDICTIVE
                                OF FUTURE PERFORMANCE.

adding one-year securities to the portfolio. At June 30, this average stood at 54 days.

    I invested in U.S. agency securities, commercial paper issued by top-tier corporations, bank certificates of deposits and notes, taxable municipal bonds, and an asset-backed student loan trust. All of the securities had less than 13 months to maturity. Eight securities have a rate that floats in sync with short-term rates.

    I added the following new issuers to the approved list: Societe Generale, a major French Bank; National Bank of Canada, a major Canadian Bank; PNC Student Loan Trust, an issuer of asset-backed securities; and the Everett Clinic, a medical clinic that issued a taxable municipal bond with a letter of credit from U.S. Bank of Washington. Each is rated in the top tier and offered an increased yield relative to other choices.

    I believe that the Federal Reserve will hold rates steady for the next several months. Economic statistics reflect a tight labor market, often associated with accelerating inflation. However, inflation has been low. Economic growth has been slow compared to the 5.9% rate of the first quarter of 1997. It is unclear whether the slowdown is temporary, or if it is the beginning of a long-term trend. I will maintain longer average maturities in spite of the uncertainty.

/s/ Naomi Urata

Naomi Urata
Money Market Fund Manager
--------------------------------------------------------------------------------
Naomi Urata joined SAFECO in 1993 as a fixed-income analyst and began managing the SAFECO Money Market Fund in August of 1994. She holds a Masters in Management from Yale University and is a Chartered Financial Analyst.


HIGHLIGHTS - No-Load Class
--------------------------------------------------------------------------------
7-DAY WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . 54 DAYS
TOTAL RETURN (1 YEAR). . . . . . . . . . . . . . . . .   4.85%

                               PORTFOLIO OF INVESTMENTS
                               SAFECO MONEY MARKET FUND
                           AS OF JUNE 30, 1997 (UNAUDITED)


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------

COMMERCIAL PAPER AND
FLOATING RATE NOTES* - 94.4%

AGRICULTURAL PRODUCTS - 2.0%
    $3,485    Cargill, Inc.
              6.10%, due 7/01/97 . . . . . . . . . . . . . . . . . .    $3,485

ASSET BACKED - 4.7%
           +  Receivables Capital Corp. 4(2)
     4,000    5.55%, due 7/02/97 (acquired 6/03/97). . . . . . . . .     3,999
     4,000    5.55%, due 7/25/97 (acquired 6/16/97). . . . . . . . .     3,985

BANKS - DOMESTIC - 11.1%
     4,000    Crestar Bank
              5.50%, due 7/21/97 . . . . . . . . . . . . . . . . . .     4,000

     8,000 *  First Bank FSB, Fargo, ND BN
              5.6575%, due 8/29/97 . . . . . . . . . . . . . . . . .     7,999

     7,000 *  Key Bank of Wa. BN
              5.5875%, due 12/10/97. . . . . . . . . . . . . . . . .     6,997

BANKS - FOREIGN - 8.1%
     5,000    National Bank of Canada
              6.15%, due 5/15/98 . . . . . . . . . . . . . . . . . .     4,999

     5,000    Societe Generale, NY
              6.35%, due 4/15/98 . . . . . . . . . . . . . . . . . .     5,002

     4,000    Westpac Capital Corp.
              5.55%, due 9/15/97 . . . . . . . . . . . . . . . . . .     3,953

CONGLOMERATES - 4.7%
              B.A.T. Capital Corp.
     4,000    5.60%, due 7/14/97 . . . . . . . . . . . . . . . . . .     3,992
     4,000    5.55%, due 7/23/97 . . . . . . . . . . . . . . . . . .     3,986

FINANCE - AUTO - 13.9%
     4,000    Ford Motor Credit Co.
              5.57%, due 7/10/97 . . . . . . . . . . . . . . . . . .     3,994

              General Motors
              Acceptance Corp.
     4,000    5.77%, due 10/15/97. . . . . . . . . . . . . . . . . .     3,932
     4,000    5.64%, due 7/01/97 . . . . . . . . . . . . . . . . . .     4,000

     4,000    Hyundia Motors
              5.53%, due 7/07/97 . . . . . . . . . . . . . . . . . .     3,996

              National Fleet Funding
     4,000    5.58%, due 7/18/97 . . . . . . . . . . . . . . . . . .     3,989
     4,000    5.57%, due 8/15/97 . . . . . . . . . . . . . . . . . .     3,972

FINANCE - CONSUMER - 4.7%
              Commercial Credit Co.
     4,000    5.61%, due 8/05/97 . . . . . . . . . . . . . . . . . .     3,978
     4,000    5.54%, due 8/13/97 . . . . . . . . . . . . . . . . . .     3,974

FINANCE - DIVERSIFIED & BUSINESS - 7.0%
     4,000    General Electric Capital Corp.
              5.51%, due 7/03/97 . . . . . . . . . . . . . . . . . .     3,999

              Heller Financial, Inc.
     4,000    5.66%, due 7/08/97 . . . . . . . . . . . . . . . . . .     3,996
     4,000    5.36%, due 8/11/97 . . . . . . . . . . . . . . . . . .     3,976

FINANCE - EQUIPMENT LEASE - 2.3%
     4,000    International Lease
              Finance Corp.
              5.56%, due 8/21/97 . . . . . . . . . . . . . . . . . .     3,968

FINANCE - MISCELLANEOUS - 9.3%
     8,000 *  PHH Corp.
              6.6775%, due 6/11/98 . . . . . . . . . . . . . . . . .     8,000

     8,000 *  PNC Student Loan Trust
              5.65%, due 7/25/98 . . . . . . . . . . . . . . . . . .     8,000



                          SEE NOTES TO FINANCIAL STATEMENTS

                               PORTFOLIO OF INVESTMENTS
                               SAFECO MONEY MARKET FUND
                           AS OF JUNE 30, 1997 (UNAUDITED)


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------

FINANCIAL SERVICES - BROKERAGE - 12.0%
    $8,500 *  Dean Witter, Discover
              5.6375%, due 8/08/97 . . . . . . . . . . . . . . . . .    $8,500

     4,000    Merrill Lynch & Co., Inc.
              5.43%, due 7/16/97 . . . . . . . . . . . . . . . . . .     3,991

              Smith Barney Inc. CP
     4,000    5.54%, due 7/29/97 . . . . . . . . . . . . . . . . . .     3,983
     4,000    5.54%, due 7/31/97 . . . . . . . . . . . . . . . . . .     3,982

HEALTHCARE - SPECIAL SERVICES - 3.1%
     5,373 *  Everett Clinic
              5.72%, due 12/01/18. . . . . . . . . . . . . . . . . .     5,373

MACHINERY - 2.2%
     3,800    Stanley Works
              5.61%, due 8/06/97 . . . . . . . . . . . . . . . . . .     3,779

MISCELLANEOUS - 2.3%
     4,000    Tasmanian Public Finance Corp.
              5.66%, due 8/28/97 . . . . . . . . . . . . . . . . . .     3,964

STATE MUNICIPAL NOTE - 4.7%
     4,100 *  Chicago, Illinois, GO Unlimited
              5.65%, due 1/01/01 . . . . . . . . . . . . . . . . . .     4,100

     4,000 *  City of Olathe, Kansas
              5.60%, due 3/01/27 . . . . . . . . . . . . . . . . . .     4,000

UTILITIES - ELECTRIC - 2.3%
     4,000    AES Barbers Point, Inc.
              5.56%, due 7/24/97 . . . . . . . . . . . . . . . . . .     3,986
                                                                      --------

TOTAL COMMERCIAL PAPER AND
FLOATING RATE NOTES. . . . . . . . . . . . . . . . . . . . . . . . .   161,829
                                                                      --------

U.S. GOVERNMENT
AND AGENCY SECURITIES - 5.8%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
DISCOUNT NOTES - 2.9%
     5,000    5.71%, due 3/18/98 . . . . . . . . . . . . . . . . . .     4,993

STUDENT LOAN MARKETING ASSOCIATION - 2.9%
     5,000    5.535%, due 2/25/98. . . . . . . . . . . . . . . . . .     4,997
                                                                      --------
TOTAL U.S. GOVERNMENT
AND AGENCY SECURITIES. . . . . . . . . . . . . . . . . . . . . . . .     9,990
                                                                      --------

TOTAL INVESTMENTS - 100.2% . . . . . . . . . . . . . . . . . . . . .   171,819
Liabilities, less Other Assets . . . . . . . . . . . . . . . . . . .      (312)
                                                                      --------

NET ASSETS. . .. . . . . . . . . . . . . . . . . . . . . . . . . . .  $171,507
                                                                      --------
                                                                      --------

-------------

+ Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer." At June 30, 1997, such securities are issued by Receivables Capital Corporation. The combined value of the two issues is $7,984,583, or 4.7% of net assets.

* Securities have variable rates which change periodically based on specified market rates or indices. Rates shown are those in effect on June 30, 1997. The total market value of such securities are $52,968,902, or 31% of net assets.


                          SEE NOTES TO FINANCIAL STATEMENTS

                             REPORT FROM THE FUND MANAGER
                          SAFECO TAX-FREE MONEY MARKET FUND
                                    JUNE 30, 1997
--------------------------------------------------------------------------------

                                       [PHOTO]

                                  MARY V. METASTASIO

    The SAFECO Tax-Free Money Market Fund began the six-month period ending June 30, 1997, with a seven-day average yield of 3.30%, and ended it at 3.38%. The Fund outperformed the IBC/Donoghue Money Fund Averages for most of the period, as shown on the graph below.

    Interest rates in the tax-exempt money markets began the year, as they always do, at a peak, and then quickly fell as January progressed. This is due primarily to seasonal supply and demand factors. Corporations tend to reduce their holdings of short-term tax-exempt securities at year-end, and then stock up again as the new year continues. In addition, January 1 is a major interest payment date in the municipal market, and many investors deposit these coupon payments in their tax-free money market accounts, at least temporarily, as they consider their longer-term investment options.

    Rates stabilized as supply and demand came into more of a balance in mid-January, and remained in a fairly narrow range until mid-April. At this time, the next big supply and demand

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

         SAFECO TAX-FREE MONEY MARKET FUND
         Average Weekly Yield for Six-Month Period Ended June 30, 1997

                                       [GRAPH]





                                       Tax-Free MMKT       Donoghue
                                      -----------------   ----------
                                       12/30     3.27           3.27
                                       01/06     2.80           2.86
                                       01/13     2.93           2.82
                                       01/20     2.94           2.86
                                       01/27     2.94           2.90
                                       02/03     3.04           2.93
                                       02/10     2.94           2.78
                                       02/17     2.99           2.78
                                       02/24     2.99           2.80
                                       03/03     2.96           2.82
                                       03/10     2.70           2.61
                                       03/17     2.63           2.56
                                       03/24     2.85           2.75
                                       03/31     2.96           2.89
                                       04/07     2.92           2.80
                                       04/14     3.01           2.90
                                       04/21     3.22           3.14
                                       04/28     3.52           3.51
                                       05/05     3.40           3.43
                                       05/12     3.29           3.33
                                       05/19     3.32           3.30
                                       05/26     3.26           3.25
                                       06/02     3.22           3.20
                                       06/09     3.09           3.00
                                       06/16     3.18           3.19
                                       06/23     3.27           3.27
                                       06/30     3.38           3.43


Weighted Average Maturity                          50 days
Average Annual Return (1 Year)                  3.04%


                       YIELDS ARE HISTORICAL AND NOT PREDICTIVE
                                OF FUTURE PERFORMANCE.

imbalance arrived, courtesy of the IRS. Money tends to flow out of tax-exempt money market funds at this time as investors use them to pay income taxes. Correspondingly, interest rates offered for tax-exempt money market securities increase, as issuers woo a smaller number of buyers.

    Interest rates then stayed fairly high through the end of the quarter (relative to longer-term interest rates, which were declining) as investors prepared for the third major supply/demand imbalance of the year, the period covering late June and early July. Many municipalities end their fiscal years on June 30, and consequently their short-term note issues frequently mature on this date, resulting in a supply crunch for buyers as they try to replace those notes in their portfolios.

    Against this background of varying supply and demand scenarios, the SAFECO Tax-Free Money Market Fund performed well, ranking 37th of 139 comparable funds for the six-month period, and 35th of 137 funds for the year ending June 30 on a total return basis as measured by Lipper Analytical Services. Our barbell strategy, with its heavy weighting of very short maturities, and smaller weighting of longer

--------------------------------------------------------------------------------
HIGHLIGHTS

COMPARISON OF THE FUND'S
TAX-EQUIVALENT YIELDS TO THE AVERAGE
TAXABLE MONEY MARKET FUND YIELD


[GRAPH]


            Comparison of the Fund's
            Tax-Equivalent Yields to the Average
            Taxable Money Market Fund Yield

                                                    3.38**  June 30th
                                            15%     3.98
                                            28%     4.69
                                            31%     4.90
                                            36%     5.28
                                          39.6%     5.60
                                                    4.97*   July 1st


* Represents IBC/Donoghue Taxable Money Fund average yield on July 1, 1997. ** Represents the SAFECO Tax-Free Money Market Fund actual yield on
    June 30, 1997, and related tax-equivalent yields assuming various shareholder tax brackets. Tax-equivalent yield comparisons vary with market conditions.


7-DAY WEIGHTED AVERAGE MATURITY. . . . . . . . . . . . . 50 DAYS
TOTAL RETURN (1 YEAR). . . . . . . . . . . . . . . . . .   3.04%
ones, has again served us well. We have been able to take advantage of the periodic uptick in rates, locking in some higher yields for longer periods of time when those securities were attractively priced.

    At this time the market has decided not to worry about inflation, and no severe supply/demand gyrations are anticipated again until year-end. My crystal ball is foggy, however, and discretion is the better part of valor, so I will make no predictions about the direction of the market. I do predict, however, that this Fund will be managed in a consistent manner, with an eye to providing quality, liquidity, and a competitive yield which is exempt from federal income tax.

/s/ Mary V. Metastasio

Mary V. Metastasio
Tax-Free Money Market
Fund Manager

Mary Metastasio joined SAFECO's Investment Department in 1985 as a securities analyst and began managing the SAFECO Tax-Free Money Market Fund in 1987. She holds a B.A. in Dramatic Art from Whitman College and an M.B.A. from the University of Washington.


                               PORTFOLIO OF INVESTMENTS
                                        SAFECO
                              TAX-FREE MONEY MARKET FUND
                           AS OF JUNE 30, 1997 (UNAUDITED)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------

MUNICIPAL BONDS - 98.9%
ALASKA - 3.6%
    $1,265 *  Alaska Industrial Development and Export
              Authority Revenue
              1988 A-5
              4.25%, due 7/01/98, put date 7/07/97 . . . . . . . . .    $1,265

     1,320    Alaska Industrial Development and Export
              Authority Revenue
              1988 A-6
              4.25%, due 7/01/01, put date 7/07/97 . . . . . . . . .     1,320

ARIZONA - 9.0%
     3,600    Apache County Industrial Development Authority
              Pollution Control Revenue (Tucson Electric Power Co.
              Project) 1981
              4.15%, due 6/15/20, put date 7/07/97 . . . . . . . . .     3,600

     1,000    Apache County Industrial Development Authority Revenue
              (Tucson Electric Power Co. Springerville Project) 1983
              4.15%, due 12/15/18, put date 7/07/97. . . . . . . . .     1,000

       800    Pima County Industrial Development Authority Revenue
              (Tucson Electric Power Co. Projects) 1982
              4.15%, due 12/01/22, put date 7/07/97. . . . . . . . .       800

     1,000    Tucson Industrial Development Authority Revenue
              (Tucson City Center Parking Garage Project)
              Series 1985 A
              4.25%, due 6/01/15, put date 7/07/97 . . . . . . . . .     1,000

                               PORTFOLIO OF INVESTMENTS
                          SAFECO TAX-FREE MONEY MARKET FUND
                           AS OF JUNE 30, 1997 (UNAUDITED)


PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------

CALIFORNIA - 2.5%
    $1,000    California Student Education Loan Marketing Corp.
              (Student Loan Revenue Ref. Bonds)
              3.85%, due 11/01/02, put date 11/01/97 . . . . . . . .    $1,000

       400    Regional Airports Improvement Corp. Fac. American
              Airlines (LAX) Series A
              5.50%, due 12/01/24, put date 7/01/97. . . . . . . . .       400

       400    Regional Airports Improvement Corp. Fac. American
              Airlines (LAX) Series B
              5.50%, due 12/01/24, put date 7/01/97. . . . . . . . .       400

DISTRICT OF COLUMBIA - 1.4%
     1,000    District of Columbia Supplemental Student Loan Revenue
              4.33%, due 7/01/04, put date 7/01/97 . . . . . . . . .     1,000

FLORIDA - 4.7%
       355    Dade County Equipment Special Obligation
              Revenue 1987 A
              4.30%, due 10/01/99, put date 7/07/97. . . . . . . . .       355

     1,240    Dade County Equipment Special Obligation
              Revenue 1988 A
              4.30%, due 10/01/99, put date 7/07/97. . . . . . . . .     1,240

     1,750    Florida Housing Finance Agency Multifamily Revenue
              4.125%, due 12/01/09, put date 12/01/97. . . . . . . .     1,750

GEORGIA - 2.8%
     2,000    Marietta Housing Authority Multifamily Housing Revenue
              (Falls at Bells Ferry)
              3.65%, due 1/15/09, put date 1/15/98 . . . . . . . . .     2,000

ILLINOIS - 6.6%
     3,120    Chicago - O'Hare International Airport Revenue 1984 A
              4.20%, due 1/01/15, put date 7/07/97 . . . . . . . . .     3,120

       580    Chicago - O'Hare International Airport Revenue 1984 B
              4.20%, due 1/01/15, put date 7/07/97 . . . . . . . . .       580

     1,000    Illinois Development Finance Authority Revenue
              (Sinai Community Institute Project) Series 1997
              4.20%, due 3/01/22, put date 7/07/97 . . . . . . . . .     1,000

IOWA - 7.8%
     1,000    Iowa Municipalities Workers' Compensation
              Association Revenue
              4.10%, due 7/01/97 . . . . . . . . . . . . . . . . . .     1,000

     1,000    Iowa School Corporations Warrant Certificates Series A
              4.50%, due 6/26/98 . . . . . . . . . . . . . . . . . .     1,007

     3,600    Polk County Hospital Equipment and Improvement
              Revenue 1985
              4.15%, due 12/01/05, put date 7/07/97. . . . . . . . .     3,600


--------------------------------------------------------------------------------
* If a put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
--------------------------------------------------------------------------------
                          SEE NOTES TO FINANCIAL STATEMENTS

                          SAFECO TAX-FREE MONEY MARKET FUND
                           AS OF JUNE 30, 1997 (UNAUDITED)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------


KANSAS - 4.5%
    $2,100    Burlington Pollution Control Revenue (Kansas City
              Power and Light) Series B
              3.65%, due 9/01/15, put date 8/06/97 . . . . . . . . .    $2,100

     1,100    Wichita Revenue (CSJ Health System)
              4.35%, due 10/01/11, put date 7/07/97. . . . . . . . .     1,100

LOUISIANA - 2.8%
     1,000    Louisiana Public Facilities Authority Special
              Insurance Assessment Revenue
              4.50%, due 12/01/13, put date 7/07/97. . . . . . . . .     1,000

     1,000    Louisiana Recovery District Sales Tax Bonds
              Series 1988
              3.90%, due 7/01/97 . . . . . . . . . . . . . . . . . .     1,000

MARYLAND - 3.2%
     2,000    Howard County Multifamily Housing Revenue (Sherwood
              Crossing Ltd. Partnership)
              3.95%, due 6/01/08, put date 12/01/97. . . . . . . . .     2,000

       300    Montgomery County Industrial Development Revenue
              (Information Systems & Networks)
              3.85%, due 4/01/14, put date 7/01/97 . . . . . . . . .       300

MISSOURI - 6.0%
     2,100    Kansas City Industrial Development Authority
              Multifamily Housing Revenue (Coach House II Project)
              4.05%, due 12/01/15, put date 7/01/97. . . . . . . . .     2,100

MISSOURI (CONTINUED)
       600    Kansas City Industrial Development Authority
              Multifamily Housing Revenue (J.C. Nichols Co.)
              4.05%, due 5/01/15, put date 7/01/97 . . . . . . . . .       600

     1,600    St. Louis Planned Industrial Expansion Authority
              Industrial Development Revenue (Italgrani U.S.A., Inc.)
              3.80%, due 6/01/03, put date 7/01/97 . . . . . . . . .     1,600

MONTANA - 2.8%
     1,990    Havre Industrial Development Revenue (Safeway, Inc.
              Projects)
              3.90%, due 6/01/06, put date 12/01/97. . . . . . . . .     1,990

OKLAHOMA - 1.4%
     1,000    Oklahoma Water Resources Board State Loan
              Program Revenue
              3.50%, due 9/01/23, put date 9/01/97 . . . . . . . . .     1,000

Pennsylvania - 5.1%
     2,655    Commonwealth Tax-Exempt Mortgage Trust
              4.10%, due 11/01/05, put date 11/03/97 . . . . . . . .     2,655

     1,000    Washington County Authority (Higher Education Pooled
              Equipment and Leasing Project) Series 1985 A
              4.20%, due 11/01/05, put date 7/07/97. . . . . . . . .     1,000



                          SEE NOTES TO FINANCIAL STATEMENTS

                               PORTFOLIO OF INVESTMENTS
                          SAFECO TAX-FREE MONEY MARKET FUND
                           AS OF JUNE 30, 1997 (UNAUDITED)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------

SOUTH CAROLINA - 2.1%
    $1,500    York County Pollution Control Revenue (North Carolina
              Electric Membership Corp. Project) Series N-6
              3.55%, due 9/15/14, put date 9/15/97 . . . . . . . . .    $1,500

TENNESSEE - 5.4%
     3,400    Hamilton County Industrial Development Revenue
              (Komatsu American Manufacturing Corp.) 1985
              4.35%, due 11/01/05, put date 7/07/97. . . . . . . . .     3,400

       500    Knox County Industrial Development Board Industrial
              Development Revenue (Service Merchandise)
              3.85%, due 12/15/08, put date 7/15/97. . . . . . . . .       500

TEXAS - 11.9%
     2,300    Cedar Hill Industrial Development Corp. Revenue
              (Minyard Properties Project)
              3.90%, due 5/01/02, put date 7/01/97 . . . . . . . . .     2,300

     1,100    Grapevine Industrial Development Corp. (American
              Airlines Inc. Project) Series A4
              5.50%, due 12/01/24, put date 7/01/97. . . . . . . . .     1,100

     1,000    Harris County Housing Finance Corp. Multifamily
              Housing Revenue (Arbor II, Ltd. Project)
              4.15%, due 10/01/05, put date 10/01/97 . . . . . . . .     1,000

TEXAS (CONTINUED)
     1,000    Lone Star Airport Improvement Authority, Inc.
              (American Airlines Inc. Project)
              Revenue Series 1984 A-4
              5.50%, due 12/01/14, put date 7/01/97. . . . . . . . .     1,000

     1,100    Lone Star Airport Improvement Authority, Inc.
              (American Airlines Inc. Project)
              Revenue Series 1984 B-2
              5.50%, due 12/01/14, put date 7/01/97. . . . . . . . .     1,100

     1,000    Sabine River Industrial Development Authority
              (Northeast Texas Electric Cooperative, Inc. Project)
              Series 1984 Q
              3.50%, due 8/15/14, put date 8/15/97 . . . . . . . . .     1,000

     1,000    Tarrant County Housing Finance Corp. Multifamily
              Housing Revenue (Lincoln Meadows Project) Series 1988
              4.10%, due 12/01/14, put date 12/01/97 . . . . . . . .     1,000

VIRGINIA - 4.9%
     2,500    Harrisonburg Development and Housing Authority
              Multifamily Housing Revenue (Rolling Brook
              Village Apts. Project)
              3.70%, due 2/01/26, put date 2/01/98 . . . . . . . . .     2,500

     1,000    Peninsula Ports Authority of Virginia Port Facility
              Revenue (CSX Transportation, Inc. Project)
              3.65%, due 12/15/12, put date 8/12/97. . . . . . . . .     1,000


                          SEE NOTES TO FINANCIAL STATEMENTS

                          SAFECO TAX-FREE MONEY MARKET FUND
                           AS OF JUNE 30, 1997 (UNAUDITED)

PRINCIPAL
AMOUNT (000's)                                                     VALUE (000's)
--------------------------------------------------------------------------------

WASHINGTON - 10.4%
    $1,000    Richland Golf Enterprise Revenue 1996
              4.20%, due 12/01/21, put date 7/07/97. . . . . . . . .    $1,000

     1,000    Seattle Municipal Light and Power Revenue
              Series 1991 B
              3.70%, due 5/01/11, put date 8/18/97 . . . . . . . . .     1,000

     1,000    Seattle Municipal Light and Power Revenue Series 1990
              3.65%, due 11/01/15, put date 8/07/97. . . . . . . . .     1,000

     1,955    Washington State Housing Finance Commission Revenue
              (Pioneer Human Services)
              4.20%, due 7/01/11, put date 7/07/97 . . . . . . . . .     1,955

     1,425    Washington State Housing Finance Commission Revenue
              (YMCA of Greater Seattle Program) 1991
              5.50%, due 7/01/11, put date 7/01/97 . . . . . . . . .     1,425

WASHINGTON (CONTINUED)
     1,100    Washington State Housing Finance Commission Revenue
              (YMCA of Snohomish County Program) 1994
              5.35%, due 8/01/19, put date 7/01/97 . . . . . . . . .     1,100
                                                                      --------

TOTAL MUNICIPAL BONDS. . . . . . . . . . . . . . . . . . . . . . . .    70,762
                                                                      --------

OTHER INVESTMENTS - 0.9%
INVESTMENT COMPANIES:

       663    Federated Tax-Exempt Money Market Fund, Inc. . . . . .       663
                                                                      --------

TOTAL OTHER INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . .       663
                                                                      --------
TOTAL INVESTMENTS - 99.8%. . . . . . . . . . . . . . . . . . . . . .    71,425

OTHER ASSETS, LESS LIABILITIES . . . . . . . . . . . . . . . . . . .       238
                                                                      --------
NET ASSETS. . .. . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 71,663
                                                                      --------
                                                                      --------

Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on June 30, 1997. These rates change periodically based on specified market rate or indices.


                          SEE NOTES TO FINANCIAL STATEMENTS

                         STATEMENTS OF ASSETS AND LIABILITIES
                           AS OF JUNE 30, 1997 (UNAUDITED)

                                          SAFECO MONEY         SAFECO TAX-FREE
(In Thousands, Except Per-Share Amounts)   MARKET FUND       MONEY MARKET FUND

ASSETS
  Investments, at Value (Amortized Cost
     $171,819 and $71,425, respectively)     $ 171,819               $  71,425
  Receivables
     Investment Securities Sold                     --                      90

     Interest                                      540                     390
                                             ---------               ---------
        Total Assets                           172,359                  71,905

LIABILITIES
  Payables
     Investment Advisory Fees                       73                      30
     Dividends                                     721                     192
     Other                                          58                      20
                                             ---------               ---------

        Total Liabilities                          852                     242
                                             ---------               ---------

NET ASSETS                                   $ 171,507               $  71,663
                                             ---------               ---------
                                             ---------               ---------

NO-LOAD CLASS:
  Net Assets                                 $ 171,173               $  71,663
  Trust Shares Outstanding                     171,173                  71,663
                                             ---------               ---------
  Net Asset Value, Offering Price, and
     Redemption Price Per Share              $    1.00               $    1.00
                                             ---------               ---------
                                             ---------               ---------

CLASS A:
  Net Assets                                 $     171                      --
  Trust Shares Outstanding                         171
                                             ---------
  Net Asset Value, Offering Price, and
     Redemption Price Per Share              $    1.00
                                             ---------
                                             ---------

CLASS B:
  Net Assets                                 $     163                      --
  Trust Shares Outstanding                         163
                                             ---------
  Net Asset Value, Offering Price, and
     Redemption Price Per Share              $    1.00
                                             ---------


                          SEE NOTES TO FINANCIAL STATEMENTS

                               STATEMENTS OF OPERATIONS
               FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 1997 (UNAUDITED)

                                          SAFECO MONEY         SAFECO TAX-FREE
(In Thousands)                             MARKET FUND       MONEY MARKET FUND

INVESTMENT INCOME
  Interest                                   $   4,743               $   1,343

EXPENSES
  Investment Advisory Fees                         426                     181
  Transfer Agent Fees                              197                      32
  Legal and Auditing Fees                            9                       8
  Custodian Fees                                     9                      12
  Reports to Shareholders                           11                       1
  Trustees' Fees                                     2                       2
  Loan Interest                                     --                       1
                                             ---------               ---------

   Total Expenses                                  654                     237
                                             ---------               ---------

NET INVESTMENT INCOME AND NET CHANGE
  IN NET ASSETS RESULTING FROM OPERATIONS    $   4,089               $   1,106
                                             ---------               ---------
                                             ---------               ---------


                          SEE NOTES TO FINANCIAL STATEMENTS

                         STATEMENTS OF CHANGES IN NET ASSETS
                                     (UNAUDITED)


                                                                   SAFECO MONEY               SAFECO TAX-FREE
                                                                    MARKET FUND             MONEY MARKET FUND
                                                   ----------------------------------------------------------
                                                         FOR THE        FOR THE        FOR THE        FOR THE
                                                       SIX-MONTH     NINE-MONTH      SIX-MONTH     NINE-MONTH
                                                    PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
(In Thousands)                                     JUNE 30, 1997  DEC. 31, 1996  JUNE 30, 1997  DEC. 31, 1996
-------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income                                $   4,089      $   5,795      $   1,106      $   1,710

DIVIDENDS TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME
   - No-Load Class                                        (4,078)        (5,792)        (1,106)        (1,710)
   - Class A                                                  (8)            (2)            --             --
   - Class B                                                  (3)            (1)            --             --
                                                       ---------      ---------      ---------      ---------
   Total                                                  (4,089)        (5,795)        (1,106)        (1,710)

NET TRUST SHARE TRANSACTIONS
   - No-Load Class                                         9,817         (3,766)        (1,501)        (6,538)
   - Class A                                                (123)           295             --             --
   - Class B                                                  56            106             --             --
                                                       ---------      ---------      ---------      ---------
   Total                                                   9,750         (3,365)        (1,501)        (6,538)
                                                       ---------      ---------      ---------      ---------

TOTAL CHANGE IN NET ASSETS                                 9,750         (3,365)        (1,501)        (6,538)

NET ASSETS AT BEGINNING OF PERIOD                        161,757        165,122         73,164         79,702
                                                       ---------      ---------      ---------      ---------

Net Assets at End of Period                            $ 171,507      $ 161,757      $  71,663      $  73,164
                                                       ---------      ---------      ---------      ---------
                                                       ---------      ---------      ---------      ---------
-------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN
TRUST SHARES AND AMOUNTS

SALES                                                    160,314        293,668         32,801         57,064
REINVESTMENTS                                              3,123          5,293            821          1,533
REDEMPTIONS                                             (153,687)      (302,326)       (35,123)       (65,135)
                                                       ---------      ---------      ---------      ---------

NET CHANGE                                                 9,750         (3,365)        (1,501)        (6,538)
                                                       ---------      ---------      ---------      ---------
                                                       ---------      ---------      ---------      ---------

Because share value is equal to $1.00,
dollar amounts and share amounts are identical.

As of June 30, 1997
Shares Authorized                                      Unlimited                     Unlimited
Par Value Per Share                                    $    .001                     $    .001
Paid in Capital                                        $ 171,507                     $  71,663
-------------------------------------------------------------------------------------------------------------

                          SEE NOTES TO FINANCIAL STATEMENTS

                            NOTES TO FINANCIAL STATEMENTS
                                     (UNAUDITED)

1.   GENERAL

     The SAFECO Money Market Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open- end management investment company. The Trust consists of the SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund (together the "Funds").

     Effective September 30, 1996, the Money Market Fund began issuing two new classes of shares--Class A and Class B shares. These new shares are distributed by financial professionals and, like the no-load class, have no associated sales or distribution charges.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

     SECURITY VALUATION. Investments consist of short-term securities maturing within thirteen months from the date of purchase. Securities in the Tax-Free Money Market Fund with maturities of more than thirteen months have floating rates and/or demand features which qualify them as short-term securities. Securities purchased at par are valued at cost. All other securities are valued at amortized cost, which approximates market value.

     SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of each portfolio is the same for financial statement and federal income tax purposes.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. In the Tax-Free Money Market Fund, securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Tax-Free Money Market Fund segregates liquid assets in an amount equal to the total obligation.

     INCOME RECOGNITION. Interest is accrued on portfolio investments daily. Bond premiums, original issue discounts and market discounts are amortized to either call or maturity dates.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month.

     FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all income to shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required. The Tax-Free Money Market Fund intends to satisfy conditions which will enable it to designate its dividends from net investment income as tax-exempt dividend distributions.

3.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     SAFECO Asset Management Company receives investment advisory fees from the Funds. For the Money Market Fund, the fee is based on average daily net assets at the annual rate of 50/100 of one percent on the first $250 million, declining in three levels to 25/100 of one percent on net assets over $750 million. For the Tax-Free Money Market Fund, the fee is based on average daily net assets at the annual rate of 50/100 of one percent on the first $100 million, declining in three levels to 20/100 of one percent on net assets over $500 million. SAFECO Services Corporation receives shareholder servicing fees.

     NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000.

                                     (UNAUDITED)

4.   FINANCIAL HIGHLIGHTS
     (For a Share Outstanding Throughout the Period)

     SAFECO MONEY MARKET FUND
     NO-LOAD CLASS

                                              SIX-MONTH     NINE-MONTH
                                           PERIOD ENDED   PERIOD ENDED
                                                JUNE 30        DEC. 31                  FOR THE YEAR ENDED MARCH 31
                                           ------------------------------------------------------------------------
                                                   1997           1996           1996           1995           1994
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $    1.00      $    1.00      $    1.00      $    1.00      $    1.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.02           0.03           0.05           0.04           0.02

LESS DISTRIBUTIONS
   Dividends from
      Net Investment Income                       (0.02)         (0.03)         (0.05)         (0.04)         (0.02)
                                              ---------      ---------      ---------      ---------      ---------

NET ASSET VALUE AT END OF PERIOD              $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                              ---------      ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------      ---------

TOTAL RETURN                                      2.40%*         3.54%*         5.15%          4.20%          2.48%

NET ASSETS AT
   END OF PERIOD (000'S OMITTED)              $ 171,173      $ 161,356      $ 165,122      $ 171,958      $ 186,312
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                             0.77%**        0.81%**        0.78%          0.78%          0.79%
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                          4.79%**        4.66%**        5.04%          4.21%          2.47%
-------------------------------------------------------------------------------------------------------------------

*  Not annualized.
** Annualized.

                      NOTES TO FINANCIAL STATEMENTS
                                     (UNAUDITED)

4.   FINANCIAL HIGHLIGHTS
     (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

   SAFECO MONEY MARKET FUND

                                                     CLASS A                       CLASS B
                                           ---------------------------   ---------------------------
                                              SIX-MONTH    THREE-MONTH      SIX-MONTH    THREE-MONTH
                                           PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
                                                JUNE 30        DEC. 31        JUNE 30        DEC. 31
                                           ---------------------------   ---------------------------
                                                   1997           1996           1997           1996
----------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $    1.00      $    1.00      $    1.00      $    1.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.02           0.01           0.02           0.01

Less Distributions
   Dividends from Net
   Investment Income                              (0.02)         (0.01)         (0.02)         (0.01)
                                              ---------      ---------      ---------      ---------

Net Asset Value at End of Period              $    1.00      $    1.00      $    1.00      $    1.00
                                              ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------

TOTAL RETURN                                      2.44%*         1.21%*         2.42%*         1.21%*

NET ASSETS AT
   END OF PERIOD (000'S OMITTED)              $     171      $     295      $     163      $     106
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                             0.66%**        0.55%**        0.73%**        0.54%**
RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                                4.90%**        5.01%**        4.85%**        4.96%**
----------------------------------------------------------------------------------------------------

*  Not annualized.
** Annualized.

                                     (UNAUDITED)

4.   FINANCIAL HIGHLIGHTS (CONTINUED)
     (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

     SAFECO TAX-FREE MONEY MARKET FUND
     NO-LOAD CLASS

                                              SIX-MONTH     NINE-MONTH
                                           PERIOD ENDED   PERIOD ENDED
                                                JUNE 30        DEC. 31                  FOR THE YEAR ENDED MARCH 31
                                           ------------------------------------------------------------------------
                                                   1997           1996           1996           1995           1994
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                        $    1.00      $    1.00      $    1.00      $    1.00      $    1.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.02           0.02           0.03           0.03           0.02

LESS DISTRIBUTIONS
   Dividends from
      Net Investment Income                       (0.02)         (0.02)         (0.03)         (0.03)         (0.02)
                                              ---------      ---------      ---------      ---------      ---------

NET ASSET VALUE AT END OF PERIOD              $    1.00      $    1.00      $    1.00        $  1.00        $  1.00
                                              ---------      ---------      ---------      ---------      ---------
                                              ---------      ---------      ---------      ---------      ---------

TOTAL RETURN                                      1.50%*         2.29%*         3.44%          2.84%          1.98%

NET ASSETS AT
   END OF PERIOD (000'S OMITTED)              $  71,663      $  73,164      $  79,702      $  77,320      $  94,589

RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                             0.65%**        0.65%**        0.65%          0.64%          0.64%
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                          3.05%**        3.03%**        3.40%          2.79%          1.96%
-------------------------------------------------------------------------------------------------------------------

*  Not annualized.
** Annualized.

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                                         -21-

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                                         -22-

                SAFECO FAMILY OF FUNDS

         STABILITY OF PRINCIPAL
              SAFECO MONEY MARKET FUND
              SAFECO TAX-FREE MONEY MARKET FUND

         TAXABLE BOND INCOME
              SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
              SAFECO GNMA FUND
              SAFECO HIGH-YIELD BOND FUND
              SAFECO MANAGED BOND FUND

         TAX-FREE BOND INCOME
              SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
              SAFECO INSURED MUNICIPAL BOND FUND
              SAFECO MUNICIPAL BOND FUND
              SAFECO CALIFORNIA TAX-FREE INCOME FUND
              SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

         HIGH CURRENT INCOME
         WITH LONG-TERM GROWTH
              SAFECO INCOME FUND
              SAFECO BALANCED FUND

         LONG-TERM GROWTH
              SAFECO GROWTH FUND
              SAFECO EQUITY FUND
              SAFECO NORTHWEST FUND
              SAFECO INTERNATIONAL STOCK FUND
              SAFECO SMALL COMPANY STOCK FUND
              SAFECO U.S. VALUE FUND

         FOR MORE COMPLETE INFORMATION ON ANY SAFECO MUTUAL FUND,
         INCLUDING MANAGEMENT FEES AND EXPENSES, CALL OR WRITE FOR A FREE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU
         INVEST OR SEND MONEY.

SAFECO MONEY MARKET FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
 Vice President and Treasurer
Neal A. Fuller
 Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank

AUDITOR:
Ernst & Young, LLP

FOR SHAREHOLDER SERVICE:

Monday-Friday,
5:30am-7:00pm Pacific Time


NATIONWIDE: 1-800-624-5711

SEATTLE: (206) 545-7319

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718



FOR 24-HOUR AUTOMATED PERFORMANCE INFORMATION AND TRANSACTIONS:

NATIONWIDE: 1-800-835-4391

SEATTLE: (206) 545-5113


MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
http://www.safecofunds.com

E-MAIL: mfunds@safeco.com



GMF 663 8/97
[LOGO] Printed on Recycled Paper.

This report must be preceded or accompanied by a current prospectus.

-Registered Trademark- Registered trademark of SAFECO Corporation.